LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 158,864	$ 173,103	$ 158,724
Operating lease liabilities, current	14,526	16,760
Total lease liabilities	108,228	121,593	114,961
Related party
Operating Leases
Operating lease liabilities-related parties	995	840	13
Operating lease liabilities, non-current	11,314	12,064	170
Nonrelated Party
Operating Leases
Operating lease liabilities, current	14,526	16,760	15,815
Operating lease liabilities, non-current	$ 81,393	$ 91,929	$ 98,963